Investments - Cost, Amortized Cost, and Fair Value of Fixed Maturity Securities by Contractual Maturity (Details) - USD ($) $ in Millions	Dec. 31, 2020	Dec. 31, 2019
Cost or Amortized Cost
Due in one year or less	$ 8.0
Due after one year through five years	17.9
Due after five years through ten years	8.4
Due after ten years	2.3
Total, single maturity	36.6
Cost or Amortized Cost	38.4	$ 43.4
Fair Value
Due in one year or less	8.0
Due after one year through five years	19.2
Due after five years through ten years	10.1
Due after ten years	3.4
Total, single maturity	40.7
Total	42.6	46.7
Residential mortgage-backed
Cost or Amortized Cost
Mortgage-backed	1.1
Cost or Amortized Cost	1.1	2.0
Fair Value
Mortgage-backed	1.2
Total	1.2	$ 2.1
Commercial mortgage-backed
Cost or Amortized Cost
Mortgage-backed	0.7
Cost or Amortized Cost	0.7
Fair Value
Mortgage-backed	0.7
Total	$ 0.7